Disclosure of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Balance, beginning of year	$ 5,575	$ 6,614
Balance, end of year	4,162	5,575	$ 6,614
Cost [Member]
Statements [Line Items]
Balance, beginning of year	19,169	16,998	16,179
Additions	590	1,203	407
Effects of movement in exchange rates	(1,202)	968	412
Balance, end of year	18,557	19,169	16,998
Accumulated amortization [Member]
Statements [Line Items]
Balance, beginning of year	13,594	10,384	7,320
Additions	1,793	2,541	2,882
Effects of movement in exchange rates	(992)	669	182
Balance, end of year	$ 14,395	$ 13,594	$ 10,384